DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (156,124)	$ (1,185,743)	$ (351,039)
Recovery of insurance		0	36,726	299,495
Write off of other receivables		0	0	(161,596)
Others		28,598	(221,302)	(204,663)
Total		$ (127,526)	$ (1,370,319)	$ (417,803)

[1]	Including interest and legal expenses.